LEASE (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Components of Lease Cost

The components of the lease cost for the year ended in December 31, 2019 were as follows:

Year ended December 31, 2019

Lease cost:
Fixed payment and variable payments that depend on an index or rate	$16,995
Short-term lease cost	1,031
Total operating lease cost	$18,026

Schedule of Supplemental Cash Flow Information

Year ended December 31, 2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(15,376)
Right-of-use assets obtained in exchange for new operating lease liabilities	$18,225

Weighted average remaining operating lease term	2.62
Weighted average discount rate operating lease	4.8%

Schedule of Future Minimum Lease Payments of Operating Lease Liabilities

Future minimum lease payments of the operating lease liabilities as of December 31, 2019 were as follows:

Fiscal Years Ending December 31,	Lease Commitments

2020	$16,927
2021	13,999
2022	12,419
2023	9,735
2024	9,314
After 2025	39,659
Total operating lease payments	102,053
Less:
Imputed interest	18,860
Present value of lease liabilities	$83,193

Future minimum lease payments of the operating lease liabilities under ASC 840 as of January 1, 2019 were as follows:

Fiscal Years Ending December 31,	Lease Commitments

2019	$13,385
2020	11,735
2021	7,447
2022	5,456
After 2023	17,807
Total operating lease payments	$55,830

The Company sublease one of its partial real estate offices.